NOTE 4 - PROPERTY AND EQUIPMENT - Schedule of Propery Plant and Equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 982,242	$ 985,801
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	595,535	576,419	$ 486,190
Property, Plant and Equipment, Net	386,707	409,382	350,530
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	290,660	258,871	259,000
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	593,497	618,125	530,514
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 98,085	108,805	47,206
Total [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 985,801	$ 836,720